Segmented Information and Other Additional Disclosures (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Operating Segments Abstract
Disclosure of revenues allocated by segment [Table Text Block]
		For the Years Ended
	March 31, 2022	March 31, 2021	March 31, 2020
		(as restated - note 26)	(as restated - note 26)
Vehicle and parts sales	$13,714,227	$3,459,311	$10,438,713
Revenue from operating and finance leases	3,297,619	9,590,511	3,817,474
Accretion on promissory note	7,035	26,426	39,019
Service revenue	-	-	33,577
Finance income	217,892	199,936	68,375
EIDL grant	-	10,000	-

	$17,236,773	$13,286,184	$14,397,158

Disclosure of revenues allocated by geography [Table Text Block]

The Company's revenues allocated by geography for the years ended March 31, 2022, 2021 and 2020 is as follows:

	For the Years Ended
	March 31, 2022	March 31, 2021	March 31, 2020
		(as restated - note 26)	(as restated - note 26)
United States of America	$15,972,137	$13,045,040	$14,358,139
Canada	1,264,636	241,144	39,019

Total	$17,236,773	$13,286,184	$14,397,158

The Company's property and equipment allocated by geography for the years ended March 31, 2022, and 2021 is as follows:

	For the Years Ended
	March 31, 2022	March 31, 2021
United States of America	$3,296,564	$2,139,496
Canada	146,753	7,080
Total	$3,443,317	$2,146,576